(5) CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Bank balances		R$ 450,622	R$ 422,968
Short-term financial investments		1,486,541	1,468,489
Overnight investment	[1]		66
Bank certificates of deposit	[2]	1,279,740	639,601
Investment funds	[3]	206,801	828,822
Total		R$ 1,937,163	R$ 1,891,457	R$ 3,249,642	R$ 6,164,997

[1]	Current account balances, which earn daily interest by investment in repurchase agreements secured on Bank Certificate Deposit (CDB) and interest of 15% of the variation in the Interbank Certificate of Deposit (CDI).
[2]	Short-term investments in (i) Bank Certificates of Deposit (CDB) R$ 994,521 in December 31, 2019 and R$ 462,551 in December 31, 2018, (ii) secured debentures R$ 284,863 and R$ 177,050 in December 31, 2018 and (iii) leasing notes (R$356), with major financial institutions that operate in the Brazilian financial market, with daily liquidity, short term maturity, low credit risk and interest equivalent, on average, to 94.13% of the CDI.
[3]	Investments funds, with high liquidity and interest equivalent, on average, to 92.26% of the CDI, subject to floating rates tied to the CDI linked to federal government bonds, CDBs, financial bills and secured debentures of major financial institutions, with low credit risk and short term maturity.